Right of use assets - (Details 3) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 10,541,842	₨ 8,588,649
Less than one year
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	689,151	587,695
One to five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	2,379,436	1,304,681
More than five years
Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Line Items]
Gross lease liabilities	₨ 7,473,255	₨ 6,696,273